Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities

A reconciliation of liabilities arising from financing activities excluding bank overdrafts is as follows:

	January 1, 2025	Cashflows	Interest	Foreign currency translation difference and others	December 31, 2025
Lease liabilities
- current	7,477	(7,696)	246	4,427	4,454
- non-current	4,463	-	-	(4,463)	-
Bank borrowings	1,643,993	(180,055)	40,925	68,116	1,572,979